Annual Operating Expenses - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2040 Fund - Fidelity Freedom 2040 Fund - Class K6	May 30, 2024
Operating Expenses:
Management fee	0.44%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.45%	[1]

[1]	A Adjusted to reflect current fees.
[2]	B For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.